As filed with the Securities and Exchange Commission on May 20, 2020

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 132

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 132

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

345 California Street, Suite 1600

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

GREGORY A. REID

Forward Funds

345 California Street, Suite 1600

San Francisco, California 94104

(Name and Address of Agent for Service)

COPIES TO:

GEORGE J. ZORNADA

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 132 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 131 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and the State of Texas, on this 20th day of May, 2020.

FORWARD FUNDS

/s/ Gregory A. Reid
Trustee, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

	SIGNATURE	TITLE	DATE

	/s/ Gregory A. Reid	Trustee, Principal Executive Officer	May 20, 2020
Gregory A. Reid

	/s/ Haig G. Mardikian*	Trustee	May 20, 2020
Haig G. Mardikian

	/s/ Julie Allecta*	Trustee	May 20, 2020
Julie Allecta

	/s/ A. John Gambs*	Trustee	May 20, 2020
A. John Gambs

	/s/ Jonathan P. Carroll*	Trustee	May 20, 2020
Jonathan P. Carroll

	/s/ Bernard Harris, Jr.*	Trustee	May 20, 2020
Bernard A. Harris, Jr.

	/s/ Thomas Dusenberry	Treasurer (Principal Financial Officer)	May 20, 2020
Thomas Dusenberry

*By:	/s/ Thomas Dusenberry		May 20, 2020
Thomas Dusenberry
Attorney-in-Fact

*	Power of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase